Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 247		$ 1,041	$ 764
Cost of revenue	3,111		1,527	1,869
Gross loss	(2,864)		(486)	(1,105)
Research and development, net	3,742		5,062	5,215
Sales and marketing	1,310		1,324	3,041
General and administrative	14,908		3,664	2,850
Unrealized loss on digital assets	30,307	[1]
Operating loss	(53,131)		(10,536)	(12,211)
Interest expenses	160		171
Other finance expenses (income), net	2,298		283	(456)
Net loss	$ (55,589)		$ (10,990)	$ (11,755)
Net loss per ordinary share attributable to shareholders basic	$ (0.94)		$ (1.09)	$ (1.99)
Net loss per ordinary share attributable to shareholders diluted	$ (0.94)		$ (1.09)	$ (1.99)
Weighted average ordinary shares outstanding basic	59,291		10,070	5,912
Weighted average ordinary shares outstanding diluted	59,291		10,070	5,912

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.